FAIR VALUE MEASUREMENTS (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 25, 2020
Liabilities [Abstract]
Warrant Liability	$ 17,780,521	$ 13,272,784
Private Placement Warrants
Liabilities [Abstract]
Warrant Liability		4,800,000	$ 5,000,000
Public Warrants
Liabilities [Abstract]
Warrant Liability		8,500,000	$ 8,700,000
Level 1 | Recurring
Assets [Abstract]
Marketable securities held in Trust Account	239,840,428	239,795,125
Level 1 | Recurring | Private Placement Warrants
Liabilities [Abstract]
Warrant Liability	6,432,529	4,801,747
Level 1 | Recurring | Public Warrants
Liabilities [Abstract]
Warrant Liability	$ 11,347,992	$ 8,471,037